Segment Information	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The Company’s reportable segments have been determined in accordance with ASC 280, Segment Reporting (“ASC 280”). The Company currently has three reportable segments: i) Senior, ii) Life, and iii) Auto & Home, which represent the three main types of insurance products sold by the Company. The Senior segment primarily sells senior Medicare-related health insurance, the Life segment primarily sells term life insurance and final expense policies, and the Auto & Home segment primarily sells individual automobile and homeowners’ insurance. In addition, the Company accounts for non-operating activity, share-based compensation expense, certain intersegment eliminations, and the costs of providing corporate and other administrative services in its administrative division, Corporate & Eliminations. These services are not directly identifiable with the Company’s reportable segments and are shown in the tables below to reconcile the reportable segments to the condensed consolidated financial statements. The Company has not aggregated any operating segments together to represent a reportable segment.
The Company reports segment information based on how its chief operating decision maker (“CODM”) regularly reviews its operating results, allocates resources, and makes decisions regarding business operations. The performance measures of the segments include total revenue and Adjusted EBITDA because management believes that such information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industries.
Costs of revenue, marketing and advertising, and technical development operating expenses that are directly attributable to a segment are reported within the applicable segment. Indirect costs of revenue, marketing and advertising, and technical development operating expenses are allocated to each segment based on varying metrics such as headcount. Adjusted EBITDA is calculated as total revenue for the applicable segment less direct and allocated costs of revenue, marketing and advertising, technical development, and general and administrative operating costs and expenses, excluding depreciation and amortization expense; gain or loss on disposal of property, equipment, and software; share-based compensation expense; restructuring expenses; and non-recurring expenses such as severance payments and transaction costs. Our CODM does not separately evaluate assets by segment; therefore, assets by segment are not presented.
The following table presents information about the reportable segments for the three months ended December 31, 2020:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$315,510	$36,375	$7,241	$(852)		$358,274
Operating expenses	(180,955)	(29,961)	(5,091)	(12,746)	(1)	(228,753)
Other expenses, net	—	—	—	(21)		(21)
Adjusted EBITDA	$134,555	$6,414	$2,150	$(13,619)		129,500
Share-based compensation expense						(1,336)
Non-recurring expenses (2)						(362)
Fair value adjustments to contingent earnout obligations						(395)
Depreciation and amortization						(3,590)
Loss on disposal of property, equipment, and software						(79)
Interest expense, net						(6,782)
Income tax expense						(26,540)
Net income						$90,416
__________________
(1)Operating expenses in the Corp & Elims division primarily include $8.4 million in salaries and benefits for certain general, administrative, and IT related departments and $3.3 million in professional services fees.
(2)These expenses primarily consist of non-recurring compensation to a former executive and expenses related to business continuity in response to the Covid-19 pandemic.
The following table presents information about the reportable segments for the three months ended December 31, 2019:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$138,875	$28,980	$8,566	$(124)		$176,297
Operating expenses	(70,765)	(22,740)	(7,049)	(6,775)	(1)	(107,329)
Other expenses, net	—	—	—	(3)		(3)
Adjusted EBITDA	$68,110	$6,240	$1,517	$(6,902)		68,965
Share-based compensation expense						(9,241)
Non-recurring expenses(2)						(564)
Depreciation and amortization						(1,728)
Interest expense, net						(6,178)
Income tax expense						(12,184)
Net income						$39,070
__________________
(1)Operating expenses in the Corp & Elims division primarily include $3.3 million in salaries and benefits for certain general, administrative, and IT related departments and $2.8 million in professional services fees.
(2)These expenses primarily consist of one-time consulting expenses associated with adopting ASC 606, non-recurring compensation to certain board members, non-restructuring severance expenses, and payroll costs related to the Distribution.
The following table presents information about the reportable segments for the six months ended December 31, 2020:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$388,709	$79,198	$16,779	$(2,243)		$482,443
Operating expenses	(245,252)	(62,307)	(11,012)	(22,264)	(1)	(340,835)
Other expenses, net	—	—	—	(43)		(43)
Adjusted EBITDA	$143,457	$16,891	$5,767	$(24,550)		141,565
Share-based compensation expense						(2,259)
Non-recurring expenses (2)						(822)
Fair value adjustments to contingent earnout obligations						(1,153)
Depreciation and amortization						(6,937)
Loss on disposal of property, equipment, and software						(162)
Interest expense, net						(13,543)
Income tax expense						(25,436)
Net income						$91,253
__________________
(1)Operating expenses in the Corp & Elims division primarily include $15.0 million in salaries and benefits for certain general, administrative, and IT related departments and $6.3 million in professional services fees.
(2)These expenses primarily consist of non-recurring compensation to a former executive, non-restructuring severance expenses, costs related to our IPO, and expenses related to business continuity in response to the Covid-19 pandemic.
The following table presents information about the reportable segments for the six months ended December 31, 2019:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$166,458	$56,587	$18,619	$(200)		$241,464
Operating expenses	(100,288)	(44,528)	(14,612)	(12,188)	(1)	(171,616)
Other expenses, net	—	—	—	(16)		(16)
Adjusted EBITDA	$66,170	$12,059	$4,007	$(12,404)		69,832
Share-based compensation expense						(9,263)
Non-recurring expenses(2)						(1,394)
Depreciation and amortization						(3,168)
Gain on disposal of property, equipment, and software						2
Interest expense, net						(6,883)
Income tax expense						(11,744)
Net income						$37,382
__________________
(1)Operating expenses in the Corp & Elims division primarily include $6.5 million in salaries and benefits for certain general, administrative, and IT related departments and $4.4 million in professional services fees.
(2)These expenses consist primarily of one-time consulting expenses associated with adopting ASC 606, non-recurring compensation to certain board members, non-restructuring severance expenses, and payroll costs related to the Distribution.
Revenues from each of the reportable segments are earned from transactions in the United States and follow the same accounting policies used for the Company’s condensed consolidated financial statements. All of the Company’s long-lived assets are located in the United States. For the three months ended December 31, 2020, three insurance carrier customers from Senior accounted for 30%, 22%, and 18% of total revenue. For the three months ended December 31, 2019, three insurance carrier customers from Senior accounted for 33%, 20%, and 14% of total revenue. For the six months ended December 31, 2020, three insurance carrier customers from Senior accounted for 27%, 20%, and 15% of total revenue. For the six months ended December 31, 2019, three insurance carrier customers from Senior accounted for 29%, 19%, and 12% of total revenue.
SEGMENT INFORMATIONThe Company’s reportable segments have been determined in accordance with ASC 280. The Company currently has three reportable segments: i) Senior ii) Life and iii) Auto & Home which represent the three main different types of insurance products sold by the Company. The Senior segment primarily sells senior Medicare-related health insurance, the Life segment primarily sells term life insurance, and the Auto & Home segment primarily sells individual automobile and homeowners’ insurance. In addition, the Company accounts for non-operating activity, share-based compensation expense, certain intersegment eliminations, and the costs of providing corporate and other administrative services in its administrative division, Corporate & Eliminations. These services are not directly identifiable with the Company’s reportable segments and are shown in the tables below to reconcile the reportable segments to the consolidated financial statements. The Company has not aggregated any operating segments together to represent a reportable segment.
The Company reports segment information based on how its CODM regularly reviews its operating results, allocates resources, and makes decisions regarding business operations. The performance measures of the segments include total revenue and Adjusted EBITDA because management believes that such information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industries.
Costs of revenue, marketing and advertising, and technical development operating expenses that are directly attributable to a segment are reported within the applicable segment. Indirect costs of revenue, marketing and advertising, and technical development operating expenses are allocated to each segment based on varying metrics such as headcount. Adjusted EBITDA is calculated as total revenue for the applicable segment less direct and allocated costs of revenue, marketing and advertising, technical development, and general and administrative operating costs and expenses, excluding depreciation and amortization expense; loss on disposal of property, equipment and software; share-based compensation expense; restructuring expenses; and non-recurring expenses such as severance payments and transaction costs. Our CODM does not separately evaluate assets by segment; therefore, assets by segment are not presented.
The following table presents information about the reportable segments for the year ended June 30, 2020:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$361,673	$129,967	$41,189	$(1,314)		$531,515
Operating expenses	(215,935)	(102,155)	(32,490)	(26,881)	(1)	(377,461)
Other expenses, net	—	—	—	(30)		(30)
Adjusted EBITDA	$145,738	$27,812	$8,699	$(28,225)		154,024
Interest expense, net						(25,761)
Income tax expense						(25,016)
Share-based compensation expense						(9,498)
Depreciation and amortization						(7,993)
Non-recurring expenses (2)						(3,721)
Contingent consideration						(375)
Loss on disposal of property, equipment and software						(360)
Restructuring expenses						(153)
Net income						$81,147
________________
(1)Operating expenses in the Corp & Elims division primarily include $17.2 million in salaries and benefits for certain general, administrative, and IT related departments, and $8.7 million in professional services fees.
(2)These expenses consist of one-time consulting expenses associated with adopting ASC 606, non-recurring compensation to certain former board members, non-restructuring severance expenses, employer payroll taxes on the one-time Distribution to stock option holders, costs related to our IPO, cost related to the acquisition of InsideResponse, and expenses related to business continuity in response to the Covid-19 pandemic.
The following table presents information about the reportable segments for the year ended June 30, 2019:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$192,257	$110,493	$35,054	$(335)		$337,469
Operating expenses	(102,083)	(84,672)	(27,237)	(18,184)	(1)	(232,176)
Other expenses, net	—	—	—	(15)		(15)
Adjusted EBITDA	$90,174	$25,821	$7,817	$(18,534)		105,278
Income tax expense						(22,034)
Depreciation and amortization						(4,702)
Restructuring expenses						(2,305)
Non-recurring expenses(2)						(1,691)
Interest expense, net						(1,660)
Loss on disposal of property, equipment and software						(221)
Share-based compensation expense						(86)
Net income						$72,579
________________
(1)Operating expenses in the Corp & Elims division primarily include $12.2 million in salaries and benefits for certain general, administrative, and IT related departments and $4.2 million in professional services fees.
(2)These expenses consist primarily of one-time consulting expenses associated with adopting ASC 606, nonrecurring compensation to certain Board members and non-restructuring severance expenses.
The following table presents information about the reportable segments for the year ended June 30, 2018:

(in thousands)	Senior	Life	Auto & Home	Corp & Elims		Consolidated
Revenue	$102,408	$98,218	$33,348	$(286)		$233,688
Operating expenses	(65,720)	(75,249)	(24,127)	(18,657)	(1)	(183,753)
Other expenses, net	—	—	—	(9)		(9)
Adjusted EBITDA	$36,688	$22,969	$9,221	$(18,952)		49,926
Income tax expense						(6,619)
Depreciation and amortization						(3,468)
Restructuring expenses						(2,808)
Interest expense, net						(929)
Loss on disposal of property, equipment and software						(700)
Non-recurring expenses(2)						(436)
Share-based compensation expense						(67)
Net income						$34,899
__________________
(1)Operating expenses in the Corp & Elims division primarily include $12.7 million in salaries and benefits for certain general, administrative, and IT related departments and $4.2 million in professional services fees.
(2)These expenses consist primarily of one-time consulting expenses associated with adopting ASC 606, nonrecurring compensation to certain Board members and non-restructuring severance expenses.
Revenues from each of the reportable segments are earned from transactions in the United States and follow the same accounting policies used for the Company’s consolidated financial statements that are described in the summary of significant accounting policies in Note 1 to the consolidated financial statements. All of the Company’s long-lived assets are located in the United States. For the year ended June 30, 2020, three insurance carrier customers, all from the Senior Segment, accounted for 26%, 18%, and 11% of total revenue. For the year ended June 30, 2019, three insurance carrier customers, all from the Senior Segment, accounted for 23%, 14%, and 12% of total revenue. For the year ended June 30, 2018, three insurance carrier customers, two from the Senior Segment, and one from Life accounted for 14%, 13%, and 13% of total revenue.